Material accounting policies - Additional information (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2023	Mar. 31, 2023 USD ($)
Material accounting policies
Closing rate			0.738	0.8003	0.7389	0.7389
Average rate	0.7455	0.7451	0.7415	0.7559